Employee Benefits	6 Months Ended
Jun. 30, 2019
Successor [Member]
Employee Benefits

11. EMPLOYEE BENEFITS

Defined benefit plan

The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract. The Company records annual amounts relating to these long-term employee benefits based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in the Condensed Consolidated Statement of Operations. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. The net periodic costs are recognized as employees render the services necessary to earn these benefits.

The Components of net period benefit cost were as follows (in thousands):

	Period from January 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Service Cost	1,440	189	866
Interest Cost	176	30	168
Other	55	(11)	375
Net Cost	1,671	208	1,409

	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from April 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Service Cost	591	189	347
Interest Cost	43	30	67
Other	66	(11)	188
Net Cost	700	208	602

The Company made contributions to its defined benefit plan of $1.1 million, $0.1 million, $0.2 million , $0.7 million and $0.1 million, in the 2019 Successor Period, 2019 Successor Quarter, 2018 Successor Period, 2018 Predecessor Period, and 2018 Predecessor Quarter, respectively, in the Condensed Consolidated Statement of Operations. The scheme of the Company is unfunded.

Defined contribution plan

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the Condensed Consolidated Statement of Operations as incurred. Total contributions were $1.6 million, $0.8 million and $0.3 million, for the 2019 Successor Period, 2019 Successor Quarter, and 2018 Successor Period, respectively, in the Condensed Consolidated Statement of Operations.